SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Property, Plant and Equipment [Line Items]
Sub-total	$ 529	$ 4,110	$ 2,810
Less: accumulated depreciation	(405)	(3,144)	(2,794)
Property and equipment, net	124	966	16
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Sub-total	291	2,260	2,260
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	71	550	550
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub-total	$ 167	$ 1,300